GOODWILL (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Changes in carrying amount of goodwill
Balance at the beginning of the period, Gross Amount	¥ 2,661		¥ 2,634
Balance at the beginning of the period, Accumulated Impairment Loss	(4)		(4)
Balance at the beginning of the period, Net Amount	2,657		2,630
Increase in goodwill related to acquisitions	2,697		27
Impairment losses recognized	437	$ 67	0	¥ 0
Foreign currency translation adjustment, Gross amount	74
Foreign currency translation adjustment, Accumulated Impairment Loss	(3)
Next foreign exchange	71
Balance at the end of the period, Gross Amount	5,432		2,661	2,634
Balance at the end of the period, Accumulated Impairment Loss	(444)		(4)	(4)
Balance at the end of the period, Net Amount	¥ 4,988	$ 764	¥ 2,657	¥ 2,630